Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents
Cash and Cash Equivalents

8. Cash and Cash Equivalents

Cash and cash equivalents consist of the following:

	As of December 31,
	2018	2019
Current accounts	220,089	113,655
Time deposits (with original maturities of three months or less)	121,925	149,491
Ship management client accounts	580	601
Total	342,594	263,747

Ship management client accounts represent amounts provided by the clients of GasLog LNG Services Ltd. in order to enable the Group to cover obligations of vessels under management. A compensating balance is held as a current liability.